Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 44,846	$ 865,903
Prepaid expenses	284,625	366,647
Total current assets	329,471	1,232,550
Non-Current Assets:
Investment held in Trust Account	320,014,519	320,004,846
Total Assets	320,343,990	321,237,396
Current liabilities:
Accrued expenses	2,390,012	217,395
Total current liabilities	2,390,012	217,395
Non-Current liabilities:
Warrant liabilities	46,116,001	24,562,667
Deferred underwriting fee payable	11,200,000	11,200,000
Total liabilities	59,706,013	35,980,062
Redeemable convertible preferred stock
Class A ordinary shares subject to possible redemption	320,000,000	280,257,330
Shareholders' Equity (deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	0	17,340,758
Accumulated deficit	(59,362,823)	(12,341,951)
Total shareholders' Equity (deficit)	(59,362,023)	5,000,004
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	320,343,990	321,237,396
Series A Preferred Stock [Member]
Shareholders' Equity (deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		5,500,000	$ 5,500,000
Series B Preferred Stock [Member]
Shareholders' Equity (deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		21,503,000	21,503,000
Series C Preferred Stock [Member]
Shareholders' Equity (deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		16,471,000	16,471,000
Series D Preferred Stock [Member]
Shareholders' Equity (deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		73,364,000	73,364,000
Series E preferred stock
Shareholders' Equity (deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		137,622,000	137,622,000
Series E 1 preferred stock
Shareholders' Equity (deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		20,500,000	0
Common Class A [Member]
Redeemable convertible preferred stock
Class A ordinary shares subject to possible redemption		280,257,330
Shareholders' Equity (deficit)
Common stock, value	0	397
Total shareholders' Equity (deficit)		397
Common Class B [Member]
Shareholders' Equity (deficit)
Common stock, value	800	800
Total shareholders' Equity (deficit)	800	800
Rocket Lab USA, Inc.
Current assets
Cash	107,931,000	52,792,000	95,878,000
Accounts receivable, net	22,355,000	2,730,000	1,185,000
Prepaid expenses	2,370,000	2,628,000	833,000
Contract assets	843,000	2,045,000	7,064,000
Inventories	31,516,000	26,135,000	14,157,000
Prepaids and other current assets	4,925,000	9,412,000	6,346,000
Total current assets	167,570,000	93,114,000	124,630,000
Non-Current Assets:
Property, plant and equipment, net	51,220,000	49,832,000	36,193,000
Intangible asset, net	10,689,000	11,349,000	1,329,000
Goodwill	3,277,000	3,133,000	0
Right-of-use assets - operating leases	25,712,000	26,902,000	26,608,000
Right-of-use assets - finance leases		0	2,924,000
Restricted cash	1,110,000	1,141,000	1,816,000
Deferred tax assets	2,935,000	2,398,000	1,685,000
Deferred transaction costs	3,395,000
Total Assets	265,908,000	187,869,000	195,185,000
Current liabilities:
Trade payables	3,620,000	3,368,000	6,460,000
Accrued expenses	5,026,000	6,571,000	3,567,000
Employee benefits payable	5,238,000	4,582,000	3,045,000
Contract liabilities	31,138,000	26,132,000	10,211,000
Finance lease liabilities		0	2,246,000
Other current liabilities	6,832,000	7,766,000	6,415,000
Total current liabilities	51,854,000	48,419,000	31,944,000
Non-Current liabilities:
Long-term borrowings, excluding current installments	98,827,000
Non-current lease liabilities	25,916,000	27,299,000	26,025,000
Other non-current liabilities	9,381,000	3,899,000	1,285,000
Total liabilities	185,978,000	79,617,000	59,254,000
Shareholders' Equity (deficit)
Common stock, value		0	0
Additional paid-in capital	23,079,000	19,928,000	14,236,000
Accumulated deficit	(220,238,000)	(187,691,000)	(132,686,000)
Accumulated other comprehensive loss	2,129,000	1,055,000	(79,000)
Total shareholders' Equity (deficit)	(195,030,000)	(166,708,000)	(118,529,000)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	265,908,000	187,869,000	$ 195,185,000
Rocket Lab USA, Inc. | Series A Preferred Stock [Member]
Shareholders' Equity (deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	5,500,000	5,500,000
Rocket Lab USA, Inc. | Series B Preferred Stock [Member]
Shareholders' Equity (deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	21,503,000	21,503,000
Rocket Lab USA, Inc. | Series C Preferred Stock [Member]
Shareholders' Equity (deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	16,471,000	16,471,000
Rocket Lab USA, Inc. | Series D Preferred Stock [Member]
Shareholders' Equity (deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	73,364,000	73,364,000
Rocket Lab USA, Inc. | Series E preferred stock
Shareholders' Equity (deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	137,622,000	137,622,000
Rocket Lab USA, Inc. | Series E 1 preferred stock
Shareholders' Equity (deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	$ 20,500,000	$ 20,500,000